NET TRADING INCOME (Details) - Schedule of Net Gains (Losses) Held For Trading - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income arising on assets held at fair value through profit or loss:
Debt securities, loans and advances	£ 1,122	£ 4,771	£ 451
Equity shares	9,862	12,534	2,384
Total net income arising on assets held at fair value through profit or loss	10,984	17,305	2,835
Net (expense) income arising on liabilities held at fair value through profit or loss – debt securities in issue	(144)	(154)	14
Total net gains arising on assets and liabilities held at fair value through profit or loss	10,840	17,151	2,849
Net gains (losses) on financial instruments held for trading	404	(428)	194
Securities and other gains	£ 11,244	£ 16,723	£ 3,043